PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	348	126	2	6	28	85	18	14	627
Additional provisions (See Note 4)	9	9	94	–	17	5	68	99	301
Provisions released (See Note 4)	–	(43)	–	–	(1)	(12)	–	(3)	(59)
Utilisation and other	(51)	(26)	(27)	(39)	(2)	–	(32)	(86)	(263)
Reclassification from provisions to other assets	–	–	–	39	–	–	–	–	39
At 30 June 2025	306	66	69	6	42	78	54	24	645